Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of cost of sales expenses [Abstract]
Energy and infrastructure	$ 56,415	$ 30,195
Depreciation and amortization	72,420	24,476
Purchases of electrical components	1,759	1,973
Electrician salaries and payroll taxes	1,316	1,727
Cost of sales	$ 131,910	$ 58,371